Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock Options

Note 11 – Stock Options

A summary of stock options activity for the three months ended March 31, 2022 is as follows:

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2022	377,654	$6.11	4.46
Granted	79,013	5.10	4.77
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding, March 31, 2022	456,666	$5.93	4.31

	Option Shares	Weighted Average Grant-Date Fair Value
Non-vested options, January 1, 2022	-	$-
Granted	79,013	7.24
Vested	(79,013)	7.24
Forfeited	-	-
Non-vested options, March 31, 2022	-	$-

Note 10 – Stock Options

The Company has an employee share option plan, which is shareholder-approved, permits the grant of share options and shares to its employees. The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant. Share awards generally vest over five years.

The fair value of each option award is estimated on the date of grant using a lattice-based option valuation model that uses the assumptions noted in the following table. Because lattice-based option valuation models incorporate ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on implied volatilities from traded options on the Company’s stock, historical volatility of the Company’s stock, and other factors. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding; the range given below results from certain groups of employees exhibiting different behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	December 31, 2021	December 31, 2020
Per share fair value at grant date	$8.02	$7.65
Risk free interest rate	1.02	0.41
Expected volatility	201%	168%
Dividend yield	0%	0%
Expected life in years	5	5

A summary of stock options activity for the year ended December 31, 2021 is as follows:

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2021	79,147	$5.37	3.92
Granted	298,507	$6.30	4.61
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding, December 31, 2021	377,654	$6.11	4.46

A summary of the status of the Company’s nonvested shares as of December 31, 2021, and changes during the year ended December 31, 2021, is presented below:

	Option Shares	Weighted Average Grant-Date Fair Value
Non-vested options, January 1, 2021	0	$0
Granted	298,507	$8.02
Vested	(298,507)	8.02
Forfeited	-	-
Non-vested options, December 31, 2021	$0	$0

As of December 31, 2021, there was no unrecognized compensation cost related to nonvested stock-based compensation arrangements granted under the share option plan. The Company recognized $2,395,038 of stock-based compensation expense during the year ended December 31, 2021.

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2021 and 2020